Commitments and Contingencies- Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,305
2024	1,209
2025	1,104
2026	516
Total	4,134
Less present value discount	(659)
Operating lease liabilities	$ 3,475